Income Taxes	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income Taxes
23.	INCOME TAXES
See accounting policy in Note 2.3.7.
23.1 Deferred income tax
and
social contribution
The components of deferred tax assets and liabilities are shown below:

			12.31.2023	12.31.2022
Temporarily non-deductible provisions	(i	)	167.0	111.8
Tax loss carryforwards			1.1	16.6
Functional currency effect of the non monetary assets	(ii	)	(316.5)	(428.8)
Gains not realized			33.0	20.8
Effect of differences by fixed asset			(55.1)	(39.0)
Other differences between basis: account x tax	(i i i	)	3.5	(3.9)

Deferred tax assets (liabilities), net			(167.0)	(322.5)

Total deferred tax asset			137.7	48.1
Total deferred tax liability			(304.7)	(370.6)

(i)
Temporarily
non-deductible
provisions include accounting provisions, foreign exchange rate gains or losses included in income tax calculation when cash-settled, and other differences which will be included or excluded in income tax calculation when realized for fiscal purposes.

(ii)
As the tax basis for the majority of the Company’s assets and liabilities is maintained in reais and the accounting basis is measured in US$ (functional currency), the fluctuations in the exchange rate significantly impacted the tax basis and, in turn, the deferred income tax.

(iii)	Refers to differences between the accounting and tax bases of assets and liabilities, such as adjustments to contract revenues, borrowing costs, impairment, among others.

Below, the movement of deferred taxes that affected the result:

	From the statement of income	Other comprehensive income	Total

At December 31, 2020	(418.8)	48.7	(370.1)

Temporarily non-deductible provisions	21.6	—	21.6
Tax loss carryforwards	6.6	—	6.6
Functional currency effect of the non-monetary assets	(19.8)	—	(19.8)
Gains not realized	0.2	—	0.2
Effect of differences by fixed asset	(35.5)	—	(35.5)
Differences between basis: account x tax	(11.5)	2.0	(9.5)
Discontinued operation	(1.7)	—	(1.7)

At December 31, 2021	(458.9)	50.7	(408.2)

Temporarily non-deductible provisions	(43.5)	—	(43.5)
Tax loss carryforwards	9.5	—	9.5
Functional currency effect of the non-monetary assets	100.3	—	100.3
Gains not realized	6.1	—	6.1
Effect of differences by fixed asset	(17.6)	—	(17.6)
Differences between basis: account x tax	32.0	(1.1)	30.9

At December 31, 2022	(372.1)	49.6	(322.5)

Temporarily non-deductible provisions	55.2	—	55.2
Tax loss carryforwards	(15.5)	—	(15.5)
Functional currency effect of the non-monetary assets	112.3	—	112.3
Gains not realized	12.2	—	12.2
Effect of differences by fixed asset	(16.1)	—	(16.1)
Other differences between basis: account x tax	4.5	2.9	7.4

At December 31, 2023	(219.5)	52.5	(167.0)

23.2 Recoverability of deferred tax assets
On December 31, 2023, the Company did not recognize deferred tax assets in the amount of US$ 85.9, US$ 2.4 related to temporary differences and US$ 83.5 related to tax losses (2022: US$ 79.2, US$ 0.9 related to temporary differences and US$ 78.3 of tax losses).
23.3 Reconciliation of income tax expense

			12.31.2023	12.31.2022	12.31.2021
Income (loss) before income tax			120.7	(205.8)	27.4

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%			(41.0)	70.0	(9.3)

Tax on profits of overseas subsidiaries			(8.2)	(76.8)	(92.1)
Transfer Pricing and Thin Capitalization			(1.5)	(2.6)	(36.3)
Functional currency effect of the non-monetary assets			132.4	134.4	(60.0)
Research and development tax incentives			16.6	4.0	1.2
Equity in the earnings of subsidiaries			3.8	2.7	0.4
Non-reconized DTA on tax losses carryfoward			(40.4)	(125.4)	(68.2)
Diferent tax rates in subsidiaries			110.5	33.2	28.2
Other differences between accounting and fiscal basis	(i	)	(128.6)	(37.2)	165.2

			84.6	(67.7)	(61.6)

Income tax and social contribution income (expense) benefit as reported			43.6	2.3	(70.9)

Current income tax and social contribution expense as reported			(109.0)	(84.5)	(32.5)
Deferred income tax and social contribution income (expense) benefit as reported			152.6	86.8	(38.4)
Effective rate			36.1%	-1.1%	-258.8%

(i)	Refers substantially to the variation on the exchange rate on the conversion of the P&L accounts, the effects of which are neutralized for tax purposes.

23.4 Uncertainty over income tax treatments
The Company and its subsidiaries held certain discussions with Brazilian tax authorities over administrative and judicial matters related to uncertain treatments adopted when calculating income tax and social contribution on net income. The prognostic assessment was that the chosen tax positions will probably be accepted by the authorities, based on internal and external evaluation by legal advisors, except for a lawsuit that discusses a notice of infraction that disallowed the compensation of CSLL with income tax credit paid abroad. The process is currently awaiting a decision from the Tribunal Regional Federal (TRF) for the 3rd region, of the Company’s appeal. To this process, the Company recognized a provision in the amount of US$ 4.7 (2022: US$ 4.0). Other subsidiaries also have amounts with certain uncertainty in the calculation of income taxes, in the amount of US$ 0.4.
23.5 Global Model
Anti-Tax
Base Erosion Rules (Pillar 2)
The Pillar 2 legislative framework proposed by the Organization for Economic
Co-operation
and Development (“OECD”) applies to multinational groups whose consolidated revenue is greater than, or equal, to EUR 750 million in at least two
of the last 4 years. This proposed legislation suggests that, if an entity in a consolidated group has an effective tax rate lower than 15%, additional taxation could be imposed on undertaxed profits.
For such rules to take effect, different countries around the world need to introduce them into their domestic legal systems. In May 2023, the IASB issued the International Tax Reform—Pillar 2 Model Rules (complement to IAS12), which introduced a mandatory temporary exception for the recognition of deferred taxes that originate from legislation that implements global minimum taxation. This supplement also requires entities to make new disclosures as of December 31, 2023.
The Company is present in France, Ireland, Spain, Switzerland, the Netherlands, and the United Kingdom, which have introduced new legislation to implement the aforementioned global minimum taxation, and which may affect the Company in the future. In all these countries, the new legislation introduced takes effect only from January 1, 2024, without any impact on the Company’s income tax position for the year 2023.
The Company is developing detailed analyses of the new rules introduced with the support of external consultants to identify potential future impacts for the years 2024 onwards and based on guidelines published by the OECD, as well as the countries in which the Company has a presence.
Until the date of authorization for issuing these consolidated financial statements, based on an initial assessment performed with the latest available information, the Company does not expect to have material impacts from the recently introduced legislation and, therefore, has not recognized any impact on its current or deferred income tax position.